                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         McCarthy Capital Corporation
                 -------------------------------
   Address:      1601 Dodge Street, Suite 3800
                 -------------------------------
                 Omaha, Nebraska
                 -------------------------------
                 68102
                 -------------------------------

Form 13F File Number: 28-10992
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Teri Mercer
         -------------------------------
Title:   Secretary
         -------------------------------
Phone:   (402) 932-8600
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Teri Mercer               Omaha, Nebraska      11/2/2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 3
                                        --------------------

Form 13F Information Table Value Total: $121421
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-05487                     MGI Holdings, Inc.
    ------       -----------------         ---------------------------------
    2         28-14808                     McCarthy Group, LLC
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                           FORM 13F INFORMATIONAL TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE


                           FORM 13F INFORMATIONAL TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE


MCCARTHY CAPITAL CORPORATION
Form 13F Information Table
September 30, 2012

                               Title of                  Value   Shares/  Sh/  Put/  Invstmt   Other       Voting Authority
Name of Issuer                 class     CUSIP         (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
Cabela's Inc Cl A              COM       126804301       111111  2032016  SH         Defined  2         2032016
Meritage Homes Corporation     COM       59001A102         7184   188905  SH         Defined  2          188905
Westwood Holdings Group, Inc   COM       961765104         3126    80135  SH         Defined  2           80135
REPORT SUMMARY                 3         DATA RECORDS    121421